Schedule of Investments (unaudited)	iShares® MSCI China Multisector Tech ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Capital Markets — 1.0%
East Money Information Co. Ltd., Class A	21,760	$73,529
Hithink RoyalFlush Information Network Co. Ltd., Class A	800	10,194
		83,723
Communications Equipment — 2.3%
BYD Electronic International Co. Ltd.	18,000	39,948
China Zhenhua Group Science & Technology Co. Ltd., Class A	800	14,288
Fiberhome Telecommunication Technologies Co. Ltd., Class A	2,400	5,071
Guangzhou Haige Communications Group Inc. Co., Class A	4,000	5,607
Hengtong Optic-Electric Co. Ltd., Class A	3,600	6,598
Shenzhen Transsion Holding Co. Ltd., Class A	1,104	14,490
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	1,200	4,928
Yealink Network Technology Corp. Ltd., Class A	1,600	17,707
Zhongji Innolight Co. Ltd., Class A	1,200	5,776
ZTE Corp., Class A	6,800	24,705
ZTE Corp., Class H	20,800	45,804
		184,922
Consumer Finance — 2.3%
360 DigiTech Inc.	2,420	38,067
Lufax Holding Ltd., ADR	23,260	146,305
		184,372
Diversified Consumer Services — 1.3%
New Oriental Education & Technology Group Inc., ADR(a)	4,280	55,897
TAL Education Group, ADR(a)	11,684	47,904
		103,801
Electrical Equipment — 6.4%
Contemporary Amperex Technology Co. Ltd., Class A	4,000	243,544
Eve Energy Co. Ltd., Class A	3,200	38,377
Fangda Carbon New Material Co. Ltd., Class A	7,200	7,588
Gotion High-tech Co. Ltd., Class A(a)	2,800	15,412
Hongfa Technology Co. Ltd., Class A	1,200	9,486
Jiangsu Zhongtian Technology Co. Ltd., Class A	5,600	15,371
Jiangxi Special Electric Motor Co. Ltd., NVS(a)	2,800	9,135
Ningbo Orient Wires & Cables Co. Ltd.	1,192	10,358
Sieyuan Electric Co. Ltd.	1,200	6,548
Sungrow Power Supply Co. Ltd., Class A	2,400	28,668
Sunwoda Electronic Co. Ltd., Class A	2,800	11,193
TBEA Co. Ltd., Class A	6,000	20,154
Zhejiang Chint Electrics Co. Ltd., Class A	3,600	19,682
Zhejiang HangKe Technology Inc. Co., Class A	800	7,091
Zhuzhou CRRC Times Electric Co. Ltd., NVS	948	8,007
Zhuzhou CRRC Times Electric Co. Ltd.	15,200	65,017
		515,631
Electronic Equipment, Instruments & Components — 11.1%
AAC Technologies Holdings Inc.	20,000	43,500
Avary Holding Shenzhen Co. Ltd., Class A	2,800	12,683
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	400	7,542
BOE Technology Group Co. Ltd., Class A	65,200	36,934
Chaozhou Three-Circle Group Co. Ltd., Class A	3,200	14,158
China Railway Signal & Communication Corp. Ltd., Class A	12,000	8,189
Foxconn Industrial Internet Co. Ltd., Class A	17,200	24,204
GoerTek Inc., Class A	5,600	34,026
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	1,200	12,582
Huagong Tech Co. Ltd., Class A	1,600	4,887
Kingboard Holdings Ltd.	18,000	86,119
Kingboard Laminates Holdings Ltd.	26,000	43,608
Lens Technology Co. Ltd., Class A	8,600	13,562

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Lingyi iTech Guangdong Co., Class A(a)	12,400	$8,837
Luxshare Precision Industry Co. Ltd., Class A	11,600	58,620
NAURA Technology Group Co. Ltd., Class A	800	32,210
OFILM Group Co. Ltd., Class A(a)	6,000	5,136
Raytron Technology Co. Ltd., Class A	800	4,676
Shengyi Technology Co. Ltd., Class A	4,000	9,715
Shennan Circuits Co. Ltd., Class A	800	11,008
Shenzhen Sunlord Electronics Co. Ltd., Class A	1,200	4,731
Sunny Optical Technology Group Co. Ltd.	19,600	309,322
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	3,200	9,006
Tianma Microelectronics Co. Ltd., Class A	5,600	7,896
Unisplendour Corp. Ltd., Class A	4,800	12,769
Westone Information Industry Inc., Class A	1,200	6,402
Wingtech Technology Co. Ltd., Class A	2,000	18,981
Wuhan Guide Infrared Co. Ltd., Class A	5,360	9,309
WUS Printed Circuit Kunshan Co. Ltd., Class A	2,800	6,592
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	1,200	8,660
Xiamen Faratronic Co. Ltd.	400	10,459
Zhejiang Dahua Technology Co. Ltd., Class A	5,200	12,540
Zhuzhou Hongda Electronics Corp. Ltd.	800	6,729
		895,592
Entertainment — 2.6%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	3,600	11,627
Alibaba Pictures Group Ltd.(a)	40,000	3,517
Beijing Enlight Media Co. Ltd., Class A	4,800	5,568
Bilibili Inc., ADR(a)	4,880	109,068
Giant Network Group Co. Ltd., Class A	4,000	5,252
iQIYI Inc., ADR(a)	9,420	38,622
Kunlun Tech Co. Ltd., Class A	1,600	3,530
Mango Excellent Media Co. Ltd., Class A	3,200	17,314
Perfect World Co. Ltd., Class A	3,200	6,511
Tencent Music Entertainment Group, ADR(a)	824	3,444
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	12,400	8,575
		213,028
Food & Staples Retailing — 0.5%
JD Health International Inc.(a)(b)	5,800	36,814

Health Care Technology — 0.6%
Alibaba Health Information Technology Ltd.(a)	8,000	4,075
Ping An Healthcare and Technology Co. Ltd.(a)(b)	14,000	37,647
Winning Health Technology Group Co. Ltd., Class A	4,400	5,547
		47,269
Household Durables — 4.5%
Ecovacs Robotics Co. Ltd., Class A	800	13,960
Gree Electric Appliances Inc. of Zhuhai, Class A	5,200	24,986
Haier Smart Home Co. Ltd., Class A	10,400	39,454
Haier Smart Home Co. Ltd., Class H	63,200	224,697
Hangzhou Robam Appliances Co. Ltd., Class A	1,600	7,306
NavInfo Co. Ltd., Class A(a)	4,000	7,868
Ningbo Deye Technology Co. Ltd., NVS	400	12,224
TCL Technology Group Corp., Class A	24,400	16,558
Xiamen Intretech Inc., Class A	1,600	4,633
Zhejiang Supor Co. Ltd., Class A	800	6,722
		358,408
Independent Power and Renewable Electricity Producers — 1.6%
Ginlong Technologies Co. Ltd., Class A	600	15,158
JA Solar Technology Co. Ltd., Class A	2,800	39,123
Ningbo Ronbay New Energy Technology Co. Ltd.	740	10,205

Schedule of Investments (unaudited) (continued)	iShares® MSCI China Multisector Tech ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Independent Power and Renewable Electricity Producers (continued)
Suzhou Maxwell Technologies Co. Ltd., Class A	400	$22,501
Trina Solar Co. Ltd.	3,584	34,122
Wuxi Shangji Automation Co. Ltd., Class A	400	8,937
		130,046
Interactive Media & Services — 10.3%
Autohome Inc., ADR	2,096	76,169
Baidu Inc., ADR(a)	2,375	333,331
JOYY Inc., ADR	1,532	64,941
Tencent Holdings Ltd.	6,800	310,885
Weibo Corp., ADR(a)(c)	1,908	41,976
		827,302
Internet & Direct Marketing Retail — 18.9%
Alibaba Group Holding Ltd.(a)	27,600	331,482
China Ruyi Holdings Ltd.(a)	128,000	36,559
JD.com Inc., Class A	10,600	297,758
Kanzhun Ltd., ADR(a)	2,348	47,477
Meituan, Class B(a)(b)	14,000	328,511
Pinduoduo Inc., ADR(a)	7,176	361,312
Vipshop Holdings Ltd., ADR(a)(c)	12,460	115,878
		1,518,977
Internet Software & Services — 4.2%
Kuaishou Technology(a)(b)	34,800	336,941

IT Services — 2.6%
Beijing Sinnet Technology Co. Ltd., Class A	2,800	4,089
Chinasoft International Ltd.	80,000	73,520
DHC Software Co. Ltd., Class A	5,200	4,599
GDS Holdings Ltd., ADR(a)	2,800	78,372
TravelSky Technology Ltd., Class H	28,000	45,542
		206,122
Machinery — 1.6%
Haitian International Holdings Ltd.	16,000	41,043
Jiangsu Hengli Hydraulic Co. Ltd., Class A	2,000	15,950
Keda Industrial Group Co. Ltd.	3,200	7,358
Luoyang Xinqianglian Slewing Bearing Co. Ltd.	680	8,533
North Industries Group Red Arrow Co. Ltd., Class A(a)	2,400	8,922
Riyue Heavy Industry Co. Ltd., Class A	1,600	5,133
Shenzhen Inovance Technology Co. Ltd., Class A	4,400	40,208
		127,147
Media — 0.0%
China Literature Ltd.(a)(b)	800	3,512

Semiconductors & Semiconductor Equipment — 11.4%
Advanced Micro-Fabrication Equipment Inc., Class A(a)	800	13,811
Amlogic Shanghai Co. Ltd.(a)	684	11,038
China Resources Microelectronics Ltd.	1,840	14,513
Daqo New Energy Corp., ADR(a)	1,624	79,414
Flat Glass Group Co. Ltd., Class A	2,800	18,379
Flat Glass Group Co. Ltd., Class H	12,000	49,882
GCL System Integration Technology Co. Ltd., Class A(a)	9,200	4,445
Gigadevice Semiconductor Beijing Inc., Class A	1,200	25,708
Hangzhou First Applied Material Co. Ltd., Class A	2,240	26,461
Hangzhou Lion Electronics Co. Ltd.	1,200	11,088
Hangzhou Silan Microelectronics Co. Ltd., Class A	2,400	16,126
Hua Hong Semiconductor Ltd.(a)(b)	16,000	60,785
Ingenic Semiconductor Co. Ltd., Class A	800	11,124
JCET Group Co. Ltd., Class A	3,200	11,561
LONGi Green Energy Technology Co. Ltd., Class A	8,800	103,659
Maxscend Microelectronics Co. Ltd., Class A	400	11,589

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Montage Technology Co. Ltd., Class A	1,600	$15,381
National Silicon Industry Group Co. Ltd., Class A(a)	4,000	13,341
SG Micro Corp., Class A.	400	17,201
Shenzhen Goodix Technology Co. Ltd., Class A	800	6,896
Shenzhen SC New Energy Technology Corp., Class A	400	4,227
StarPower Semiconductor Ltd., Class A	400	22,725
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	5,200	33,811
Tianshui Huatian Technology Co. Ltd., Class A	6,400	8,252
TongFu Microelectronics Co. Ltd., Class A	2,800	5,840
Unigroup Guoxin Microelectronics Co. Ltd., Class A	800	21,231
Will Semiconductor Co. Ltd. Shanghai, Class A	1,200	29,387
Xinyi Solar Holdings Ltd.	136,000	241,400
Yangzhou Yangjie Electronic Technology Co. Ltd.	766	8,156
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	2,000	16,524
		913,955
Software — 9.6%
360 Security Technology Inc., Class A(a)	12,800	15,828
Beijing Kingsoft Office Software Inc., Class A	800	24,476
Beijing Shiji Information Technology Co. Ltd., Class A	2,000	6,148
Hundsun Technologies Inc., Class A	2,400	14,372
Iflytek Co. Ltd., Class A	4,400	23,901
Kingdee International Software Group Co. Ltd.(a)	72,000	141,788
Kingsoft Corp. Ltd.	26,400	88,382
Ming Yuan Cloud Group Holdings Ltd.	20,000	24,686
NetEase Inc.	16,000	334,623
Sangfor Technologies Inc., Class A	800	11,288
Shanghai Baosight Software Co. Ltd., Class A	2,000	15,588
Shanghai Baosight Software Co. Ltd., Class B	10,400	40,634
Thunder Software Technology Co. Ltd., Class A	800	13,131
Yonyou Network Technology Co. Ltd., Class A	5,800	16,752
		771,597
Technology Hardware, Storage & Peripherals — 7.0%
China Greatwall Technology Group Co. Ltd., Class A	5,600	8,494
GRG Banking Equipment Co. Ltd., Class A	4,400	5,870
Inspur Electronic Information Industry Co. Ltd., Class A	2,400	8,837
Lenovo Group Ltd.	200,000	197,061
Ninestar Corp., Class A	2,000	13,099
Xiaomi Corp., Class B(a)(b)	214,400	330,859
		564,220
Total Common Stocks — 99.8%
(Cost: $9,660,396)		8,023,379

Short-Term Securities

Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(d)(e)(f)	154,612	154,612

Total Short-Term Securities — 1.9%
(Cost: $154,612)		154,612

Total Investments in Securities — 101.7%
(Cost: $9,815,008)		8,177,991

Liabilities in Excess of Other Assets — (1.7)%		(139,349)

Net Assets — 100.0%		$8,038,642

(a)	Non-income producing security.

Schedule of Investments (unaudited) (continued)	iShares® MSCI China Multisector Tech ETF
May 31, 2022

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 01/25/22(a)	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$154,612	(b)	$—		$—	$—	$154,612	154,612	$24	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(d)	—	—		0	(b)	—	—	—	—	28		—
						$—	$—	$154,612		$52		$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(d)	As of period end, the entity is no longer held.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

Schedule of Investments (unaudited) (continued)	iShares® MSCI China Multisector Tech ETF
May 31, 2022

Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,704,504	$6,318,875	$—	$8,023,379
Money Market Funds	154,612	—	—	154,612
	$1,859,116	$6,318,875	$—	$8,177,991

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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